4. LOANS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loans Receivable Value
Commercial real estate loans	$ 120,557	$ 111,558
Commercial non-real estate loans	34,032	27,403
Commercial-construction loans	7,357	9,473
Commercial-land	13,312	15,721
Residential-construction loans	9,478	10,604
Residential-real estate loans	413,500	356,950
Consumer-Mobile home loans	37,030	38,285
Consumer-other	41,110	40,227
Total Loans	676,376	610,221
Less:
Allowance for loan losses	8,559	8,331
Deferred loan fees	1,975	1,619
Total Net Loans	$ 665,842	$ 600,271
Loans Receivable Percentage of Total
Commercial real estate loans	17.80%	18.30%
Commercial non-real estate loans	5.00%	4.50%
Commercial-construction loans	1.10%	1.50%
Commercial-land	2.00%	2.60%
Residential-construction loans	1.40%	1.70%
Residential-real estate loans	61.10%	58.50%
Consumer-Mobile home loans	5.50%	6.30%
Consumer-other	6.10%	6.60%
Total Loans	100.00%	100.00%